Equity - Summary of Capital Stock Activity (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Common stock, shares issued (in shares)	185,983,792	185,983,792	185,983,792	185,983,792
Treasury Stock [Roll Forward]
Treasury stock, shares, beginning (in shares)	51,653,236	52,293,686	52,328,015
Stock options and awards (in shares)	(390,553)	(640,450)	(244,329)
Repurchases of common stock, net (in shares)	2,439,495		210,000
Treasury stock, shares, ending (in shares)	53,702,178	51,653,236	52,293,686